FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Maturity (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	$ 115,862
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	32,591
1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	43,867
Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	39,404
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	16,074
Accounts payable | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	16,074
Commitment to spend on exploration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	13,483
Commitment to spend on exploration | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	13,483
Reclamation and mine closure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	27,030
Reclamation and mine closure | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	72
Reclamation and mine closure | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	251
Reclamation and mine closure | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	26,707
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	23,154
Leases | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	2,462
Leases | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	7,995
Leases | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	12,697
Convertible debenture - host debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	35,371
Convertible debenture - host debt | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	35,371
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	750
Other liabilities | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	500
Other liabilities | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	$ 250